                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-08144
                                                      ---------

                           Hawaii Municipals Portfolio
                           ---------------------------
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (Registrant's Telephone Number)

                                   January 31
                                   ----------
                             Date of Fiscal Year End

                                January 31, 2004
                                ----------------
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

HAWAII MUNICIPALS PORTFOLIO AS OF JANUARY 31, 2004

PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 98.3%

PRINCIPAL AMOUNT
(000'S OMITTED)       SECURITY                                                    VALUE
--------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES -- 4.1%

$         1,500   Puerto Rico Electric Power Authority, 0.00%, 7/1/17             $       816,915
-------------------------------------------------------------------------------------------------
                                                                                  $       816,915
-------------------------------------------------------------------------------------------------

ESCROWED / PREREFUNDED -- 3.5%

$           620   Hawaii Department of Budget and Finance, (Queens Health
                  System), Prerefunded to 7/1/06, 5.75%, 7/1/26                   $       691,405
-------------------------------------------------------------------------------------------------
                                                                                  $       691,405
-------------------------------------------------------------------------------------------------

GENERAL OBLIGATIONS -- 9.1%

$           750   Honolulu, 4.75%, 9/1/17                                         $       805,642
            575   Maui County, 5.00%, 3/1/21                                              599,161
            200   Maui County, 5.50%, 3/1/19                                              221,754
            285   Puerto Rico, 0.00%, 7/1/15                                              173,807
-------------------------------------------------------------------------------------------------
                                                                                  $     1,800,364
-------------------------------------------------------------------------------------------------

HOSPITAL -- 2.8%

$           300   Hawaii Department of Budget and Finance, (Wilcox
                  Memorial Hospital), 5.35%, 7/1/18                               $       305,115
            150   Hawaii Department of Budget and Finance, (Wilcox
                  Memorial Hospital), 5.50%, 7/1/28                                       150,112
            100   Hawaii Pacific Health, 5.60%, 7/1/33                                    100,249
-------------------------------------------------------------------------------------------------
                                                                                  $       555,476
-------------------------------------------------------------------------------------------------

HOUSING -- 6.9%

$           240   Guam Housing Corp., Single Family, (AMT),
                  5.75%, 9/1/31                                                   $       265,999
          1,000   Hawaii Housing Finance and Development, Single Family,
                  5.90%, 7/1/27                                                         1,037,660
             55   Hawaii Housing Finance and Development, Single Family, (AMT),
                  6.00%, 7/1/26                                                            56,198
-------------------------------------------------------------------------------------------------
                                                                                  $     1,359,857
-------------------------------------------------------------------------------------------------

INDUSTRIAL DEVELOPMENT REVENUE -- 1.8%

$           375   Hawaii Department of Transportation Special Facilities,
                  (Continental Airlines), 7.00%, 6/1/20                           $       360,690
-------------------------------------------------------------------------------------------------
                                                                                  $       360,690
-------------------------------------------------------------------------------------------------

INSURED-BOND BANK -- 1.1%

$           200   Puerto Rico Municipal Finance Agency, (FSA),
                  5.00%, 8/1/27                                                   $       208,422
-------------------------------------------------------------------------------------------------
                                                                                  $       208,422
-------------------------------------------------------------------------------------------------

INSURED-EDUCATION -- 9.0%

$           500   Hawaii State Housing Development Corp., (University of
                  Hawaii), (AMBAC), 5.65%, 10/1/16                                $       536,315
            240   University of Hawaii Board of Regents, University System,
                  (FSA), 5.00%, 10/1/18                                                   256,030
            250   University of Hawaii Board of Regents, University System,
                  (FSA), 5.25%, 10/1/16                                                   276,447
            100   University of Hawaii Board of Regents, University System,
                  (FSA), 5.25%, 10/1/17                                                   109,765
            175   University of Hawaii, University System, (Wellness Center),
                  (FGIC), 5.125%, 7/15/32                                                 181,522
            400   University of Puerto Rico, (MBIA), 5.375%, 6/1/30                       419,572
-------------------------------------------------------------------------------------------------
                                                                                  $     1,779,651
-------------------------------------------------------------------------------------------------

INSURED-ELECTRIC UTILITIES -- 4.1%

$           250   Hawaii Department of Budget and Finance, (Hawaiian
                  Electric Co.), (AMBAC), (AMT), 5.75%, 12/1/18                   $       278,072
            500   Hawaii Department of Budget and Finance, (Hawaiian
                  Electric Co.), (MBIA), (AMT), 6.60%, 1/1/25                             525,700
-------------------------------------------------------------------------------------------------
                                                                                  $       803,772
-------------------------------------------------------------------------------------------------

INSURED-ESCROWED / PREREFUNDED -- 3.7%

$           375   Hawaii, (MBIA), Prerefunded to 10/1/10,
                  5.25%, 10/1/20                                                  $       430,894
            305   Kauai County, (MBIA), Prerefunded to 2/1/04,
                  5.90%, 2/1/14                                                           311,143
-------------------------------------------------------------------------------------------------
                                                                                  $       742,037
-------------------------------------------------------------------------------------------------

INSURED-GENERAL OBLIGATIONS -- 12.3%

$           350   Hawaii County, (FGIC), 5.125%, 7/15/21                          $       368,456
            350   Hawaii County, (FGIC), 5.55%, 5/1/10                                    404,170
            100   Hawaii County, (FSA), 5.00%, 7/15/22                                    104,718
            375   Hawaii, (FSA), 5.125%, 2/1/22                                           394,129
            375   Hawaii, (MBIA), 5.00%, 4/1/17                                           400,294
            400   Kauai County, (MBIA), 5.00%, 8/1/24(1)                                  412,232
            100   Puerto Rico, (FGIC), Variable Rate, 7/1/32(2)(3)                        111,685
            200   Puerto Rico, (FSA), Variable Rate, 7/1/27(2)(3)                         240,252
-------------------------------------------------------------------------------------------------
                                                                                  $     2,435,936
-------------------------------------------------------------------------------------------------

INSURED-HOSPITAL -- 0.5%

$           100   Hawaii Department of Budget and Finance, (St. Francis
                  Medical Center), (FSA), 6.50%, 7/1/22                           $       101,379
-------------------------------------------------------------------------------------------------
                                                                                  $       101,379
-------------------------------------------------------------------------------------------------

                        See notes to financial statements

PRINCIPAL AMOUNT
(000'S OMITTED)       SECURITY                                                    VALUE
-------------------------------------------------------------------------------------------------
INSURED-LEASE REVENUE / CERTIFICATES OF PARTICIPATION -- 0.8%

$           150   Puerto Rico Public Finance Corp., (MBIA),
                  5.00%, 8/1/21                                                   $       157,911
-------------------------------------------------------------------------------------------------
                                                                                  $       157,911
-------------------------------------------------------------------------------------------------

INSURED-SPECIAL TAX REVENUE -- 3.3%

$           200   Puerto Rico Infrastructure Financing Authority, (AMBAC),
                  Variable Rate, 7/1/07(2)(4)                                     $       211,766
            210   Puerto Rico Infrastructure Financing Authority, (AMBAC),
                  Variable Rate, 7/1/28(3)                                                228,533
            200   Puerto Rico Infrastructure Financing Authority, (AMBAC),
                  5.50%, 10/1/40                                                          219,490
-------------------------------------------------------------------------------------------------
                                                                                  $       659,789
-------------------------------------------------------------------------------------------------

INSURED-TRANSPORTATION -- 20.3%

$           500   Guam Government Ltd. Obligation - Highway Revenue,
                  (FSA), 5.25%, 5/1/11                                            $       572,535
            500   Guam International Airport Authority, (MBIA),
                  5.25%, 10/1/22                                                          537,020
            500   Hawaii Airports System, (FGIC), (AMT),
                  5.25%, 7/1/21                                                           520,055
            100   Hawaii Airports System, (MBIA), (AMT),
                  6.90%, 7/1/12                                                           121,864
            650   Hawaii Harbor Revenue, (FGIC), (AMT),
                  6.375%, 7/1/24                                                          675,383
            250   Hawaii Highway, (FSA), 5.00%, 7/1/22                                    259,640
          1,300   Puerto Rico Highway and Transportation Authority,
                  (FSA), 4.75%, 7/1/38                                                  1,321,034
-------------------------------------------------------------------------------------------------
                                                                                  $     4,007,531
-------------------------------------------------------------------------------------------------

INSURED-WATER AND SEWER -- 11.0%

$           720   Honolulu, City and County Board Water Supply Systems,
                  (FSA), 5.25%, 7/1/31                                            $       752,098
          1,000   Honolulu, City and County Wastewater Systems, (FGIC),
                  0.00%, 7/1/18                                                           507,470
            730   Honolulu, City and County Wastewater Systems, (FGIC),
                  4.50%, 7/1/28                                                           707,866
            200   Honolulu, City and County Wastewater Systems, (FGIC),
                  5.00%, 7/1/23                                                           205,998
-------------------------------------------------------------------------------------------------
                                                                                  $     2,173,432
-------------------------------------------------------------------------------------------------

OTHER REVENUE -- 1.3%

$           200   Puerto Rico Infrastructure Financing Authority, (Escrow
                  Fund), Variable Rate, 10/1/34(2)(3)                             $       260,318
-------------------------------------------------------------------------------------------------
                                                                                  $       260,318
-------------------------------------------------------------------------------------------------

SPECIAL TAX REVENUE -- 1.3%

$           250   Virgin Islands Public Facilities Authority,
                  5.625%, 10/1/25                                                 $       255,268
-------------------------------------------------------------------------------------------------
                                                                                  $       255,268
-------------------------------------------------------------------------------------------------

TRANSPORTATION -- 1.4%

$           250   Hawaii Highway Revenue, 5.50%, 7/1/18                           $       287,368
-------------------------------------------------------------------------------------------------
                                                                                  $       287,368
-------------------------------------------------------------------------------------------------

TOTAL TAX-EXEMPT INVESTMENTS -- 98.3%
  (IDENTIFIED COST $17,857,083)                                                   $    19,457,521
-------------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 1.7%                                            $       330,448
-------------------------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                                              $    19,787,969
-------------------------------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FSA - Financial Security Assurance, Inc.

FGIC - Financial Guaranty Insurance Company

AMBAC - AMBAC Financial Group, Inc.

MBIA - Municipal Bond Insurance Association

The Portfolio invests primarily in debt securities issued by Hawaii municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at January 31, 2004, 67.2% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 7.6% to 23.6% of total investments.

(1) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(3)  Security has been issued as a leveraged inverse floater bond.

(4)  Security has been issued as an inverse floater bond.

                        See notes to financial statements

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2004

FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES

As of January 31, 2004

                                                                   FLORIDA INSURED PORTFOLIO  HAWAII PORTFOLIO  KANSAS PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments --
  Identified cost                                                          $  44,027,252        $  17,857,083     $  21,595,551
  Unrealized appreciation                                                      2,978,391            1,600,438         1,400,137
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS, AT VALUE                                                      $  47,005,643        $  19,457,521     $  22,995,688
-------------------------------------------------------------------------------------------------------------------------------
Cash                                                                       $     512,228        $     504,670     $      54,662
Receivable for investments sold                                                  125,000                   --             5,100
Interest receivable                                                              608,956              197,574           349,193
-------------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                               $  48,251,827        $  20,159,765     $  23,404,643
-------------------------------------------------------------------------------------------------------------------------------

LIABILITIES
Payable for investments purchased                                          $          --        $     327,902     $          --
Payable for daily variation margin on open financial
  futures contracts                                                               55,500               20,250            45,625
Accrued expenses                                                                  26,592               23,644            23,958
-------------------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                          $      82,092        $     371,796     $      69,583
-------------------------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS' INTEREST IN PORTFOLIO                  $  48,169,735        $  19,787,969     $  23,335,060
-------------------------------------------------------------------------------------------------------------------------------

SOURCES OF NET ASSETS

Net proceeds from capital contributions and withdrawals                    $  45,382,162        $  18,227,463     $  22,014,436
Net unrealized appreciation (computed on the basis of
  identified cost)                                                             2,787,573            1,560,506         1,320,624
-------------------------------------------------------------------------------------------------------------------------------
TOTAL                                                                      $  48,169,735        $  19,787,969     $  23,335,060
-------------------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

STATEMENTS OF OPERATIONS

For the year ended January 31, 2004

                                                                   FLORIDA INSURED PORTFOLIO  HAWAII PORTFOLIO  KANSAS PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest                                                                   $   2,306,599        $     986,814     $   1,233,520
-------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                    $   2,306,599        $     986,814     $   1,233,520
-------------------------------------------------------------------------------------------------------------------------------

EXPENSES
Investment adviser fee                                                     $     107,252        $      28,342     $      39,787
Trustees fees and expenses                                                         1,757                  175               175
Legal and accounting services                                                     23,751               21,334            21,444
Custodian fee                                                                     30,714               17,405            21,095
Miscellaneous                                                                      9,942                7,945             9,983
-------------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                             $     173,416        $      75,201     $      92,484
-------------------------------------------------------------------------------------------------------------------------------
Deduct --
  Reduction of custodian fee                                               $       7,022        $       4,074     $       3,319
-------------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                                                   $       7,022        $       4,074     $       3,319
-------------------------------------------------------------------------------------------------------------------------------
NET EXPENSES                                                               $     166,394        $      71,127     $      89,165
-------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                      $   2,140,205        $     915,687     $   1,144,355
-------------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) --
  Investment transactions (identified cost basis)                          $     126,155        $    (108,604)    $     (84,189)
  Financial futures contracts                                                   (119,765)             (41,838)           77,203
  Interest rate swap contracts                                                        --                   --          (224,550)
-------------------------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS)                                                   $       6,390        $    (150,442)    $    (231,536)
-------------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
  Investments (identified cost basis)                                      $     556,219        $     521,728     $     627,807
  Financial futures contracts                                                   (190,112)              24,029           (78,804)
-------------------------------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                       $     366,107        $     545,757     $     549,003
-------------------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                                           $     372,497        $     395,315     $     317,467
-------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                                 $   2,512,702        $   1,311,002     $   1,461,822
-------------------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

STATEMENTS OF CHANGES IN NET ASSETS

For the year ended January 31, 2004

INCREASE (DECREASE) IN NET ASSETS                                  FLORIDA INSURED PORTFOLIO  HAWAII PORTFOLIO  KANSAS PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------------
From operations --
  Net investment income                                                    $   2,140,205        $     915,687     $   1,144,355
  Net realized gain (loss)                                                         6,390             (150,442)         (231,536)
  Net change in unrealized appreciation (depreciation)                           366,107              545,757           549,003
-------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                                 $   2,512,702        $   1,311,002     $   1,461,822
-------------------------------------------------------------------------------------------------------------------------------
Capital transactions --
  Contributions                                                            $  16,380,002        $   2,924,107     $   4,465,819
  Withdrawals                                                                 (7,919,383)          (2,358,630)       (4,236,877)
-------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM CAPITAL TRANSACTIONS                       $   8,460,619        $     565,477     $     228,942
-------------------------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                                                 $  10,973,321        $   1,876,479     $   1,690,764
-------------------------------------------------------------------------------------------------------------------------------

NET ASSETS

At beginning of year                                                       $  37,196,414        $  17,911,490     $  21,644,296
-------------------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                                                             $  48,169,735        $  19,787,969     $  23,335,060
-------------------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

INCREASE (DECREASE) IN NET ASSETS                                  FLORIDA INSURED PORTFOLIO  HAWAII PORTFOLIO  KANSAS PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------------
From operations --
  Net investment income                                                    $   1,708,960        $     937,194     $     952,671
  Net realized loss                                                             (277,266)            (154,552)          (48,369)
  Net change in unrealized appreciation (depreciation)                           976,814              366,119           477,700
-------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                                 $   2,408,508        $   1,148,761     $   1,382,002
-------------------------------------------------------------------------------------------------------------------------------
Capital transactions --
  Contributions                                                            $  11,147,165        $   2,494,995     $   6,529,606
  Withdrawals                                                                 (6,277,172)          (3,509,526)       (2,586,730)
-------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL TRANSACTIONS            $   4,869,993        $  (1,014,531)    $   3,942,876
-------------------------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                                                 $   7,278,501        $     134,230     $   5,324,878
-------------------------------------------------------------------------------------------------------------------------------

NET ASSETS

At beginning of year                                                       $  29,917,913        $  17,777,260     $  16,319,418
-------------------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                                                             $  37,196,414        $  17,911,490     $  21,644,296
-------------------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

SUPPLEMENTARY DATA

                                                                           FLORIDA INSURED PORTFOLIO
                                                           -------------------------------------------------------------
                                                                             YEAR ENDED JANUARY 31,
                                                           -------------------------------------------------------------
                                                              2004        2003        2002(1)       2001         2000
------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Ratios (As a percentage of average daily net assets):
  Expenses                                                      0.40%        0.37%        0.39%        0.47%        0.38%
  Expenses after custodian fee reduction                        0.38%        0.36%        0.35%        0.43%        0.34%
  Net investment income                                         4.94%        5.25%        5.26%        5.34%        5.32%
Portfolio Turnover                                                19%          16%          18%           8%          34%
------------------------------------------------------------------------------------------------------------------------
Total Return(2)                                                 6.34%        7.68%        5.60%          --           --
------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S OMITTED)                    $  48,170    $  37,196    $  29,918    $  25,539    $  25,760
------------------------------------------------------------------------------------------------------------------------

(1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended January 31, 2002 was to increase the ratio of net investment income to average net assets from 5.22% to 5.26%. Ratios for the periods prior to February 1, 2001 have not been restated to reflect this change in presentation.

(2) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                        See notes to financial statements

                                                                                HAWAII PORTFOLIO
                                                           -------------------------------------------------------------
                                                                              YEAR ENDED JANUARY 31,
                                                           -------------------------------------------------------------
                                                              2004        2003        2002(1)       2001         2000
------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA+
Ratios (As a percentage of average daily net assets):
  Net expenses                                                  0.40%        0.38%        0.48%        0.35%        0.02%
  Net expenses after custodian fee reduction                    0.38%        0.33%        0.45%        0.28%        0.00%
  Net investment income                                         4.92%        5.10%        5.20%        5.53%        5.67%
Portfolio Turnover                                                 4%          11%          22%          13%          20%
------------------------------------------------------------------------------------------------------------------------
Total Return(2)                                                 7.44%        6.51%        5.43%          --           --
------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S OMITTED)                    $  19,788    $  17,911    $  17,777    $  18,885    $  17,093
------------------------------------------------------------------------------------------------------------------------

+ The operating expenses of the Portfolio may reflect a reduction of the investment adviser fee, an allocation of expenses to the Investment Adviser, or both. Had such actions not been taken, the ratios would have been as follows:

Ratios (As a percentage of average daily net assets):
   Expenses                                                                                            0.40%       0.38%
   Expenses after custodian fee reduction                                                              0.33%       0.36%
   Net investment income                                                                               5.48%       5.31%

(1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended January 31, 2002 was to increase the ratio of net investment income to average net assets from 5.17% to 5.20%. Ratios for the periods prior to February 1, 2001 have not been restated to reflect this change in presentation.

(2) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                        See notes to financial statements

                                                                                KANSAS PORTFOLIO
                                                           -------------------------------------------------------------
                                                                              YEAR ENDED JANUARY 31,
                                                           -------------------------------------------------------------
                                                              2004        2003        2002(1)       2001         2000
------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA+
Ratios (As a percentage of average daily net assets):
  Net expenses                                                  0.40%        0.41%        0.50%        0.23%        0.05%
  Net expenses after custodian fee reduction                    0.39%        0.38%        0.46%        0.22%        0.00%
  Net investment income                                         4.97%        5.05%        5.00%        5.55%        5.59%
Portfolio Turnover                                                 7%          17%          18%           7%          24%
------------------------------------------------------------------------------------------------------------------------
Total Return(2)                                                 6.65%        7.93%        5.40%          --           --
------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S OMITTED)                    $  23,335    $  21,644    $  16,319    $  12,423    $  12,200
------------------------------------------------------------------------------------------------------------------------

+ The operating expenses of the Portfolio may reflect a reduction of the investment adviser fee, an allocation of expenses to the Investment Adviser, or both. Had such actions not been taken, the ratios would have been as follows:

Ratios (As a percentage of average daily net assets):
  Expenses                                                                                0.53%        0.47%        0.49%
  Expenses after custodian fee reduction                                                  0.49%        0.46%        0.44%
  Net investment income                                                                   4.97%        5.31%        5.15%

(1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended January 31, 2002 was to increase the ratio of net investment income to average net assets from 4.93% to 5.00%. Ratios for the periods prior to February 1, 2001 have not been restated to reflect this change in presentation.

(2) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                        See notes to financial statements

EATON VANCE MUNICIPALS PORTFOLIOS as of January 31, 2004

NOTES TO FINANCIAL STATEMENTS

1    SIGNIFICANT ACCOUNTING POLICIES

     Florida Insured Municipals Portfolio (Florida Insured Portfolio), Hawaii Municipals Portfolio (Hawaii Portfolio) and Kansas Municipals Portfolio (Kansas Portfolio), collectively the Portfolios, are registered under the Investment Company Act of 1940, as amended, as diversified open-end management investment companies. The Portfolios were organized as trusts under the laws of the State of New York on May 1, 1992 for the Hawaii Portfolio and October 25, 1993 for the Florida Insured Portfolio and the Kansas Portfolio. The Portfolios seek to achieve current income exempt from regular federal income tax and particular state or local income or other taxes by investing primarily in investment grade municipal obligations. The Declarations of Trust permit the Trustees to issue interests in the Portfolios. At January 31, 2004, the Eaton Vance Florida Insured Municipals Fund, the Eaton Vance Hawaii Municipals Fund and the Eaton Vance Kansas Municipals Fund held an approximate 99.9% interest in its corresponding Portfolio. The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

     A INVESTMENT VALUATIONS -- Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest bid and asked prices. Futures contracts and options on financial futures contracts listed on commodity exchanges are valued at closing settlement prices. Over-the-counter options on financial futures contracts are normally valued at the mean between the latest bid and asked prices. Interest rate swaps are normally valued on the basis of valuations furnished by a broker. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

     B INCOME -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount.

     C INCOME TAXES -- The Portfolios are treated as partnerships for Federal tax purposes. No provision is made by the Portfolios for federal or state taxes on any taxable income of the Portfolios because each investor in the Portfolios is ultimately responsible for the payment of any taxes. Since some of the Portfolios' investors are regulated investment companies that invest all or substantially all of their assets in the Portfolios, the Portfolios normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for their respective investors to satisfy them. The Portfolios will allocate at least annually among their respective investors each investor's distributive share of the Portfolios' net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Interest income received by the Portfolios on investments in municipal bonds, which is excludable from gross income under the Internal Revenue Code, will retain its status as income exempt from federal income tax when allocated to each Portfolio's investors. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item for investors.

     D FINANCIAL FUTURES CONTRACTS -- Upon the entering of a financial futures contract, a Portfolio is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by a Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by a Portfolio. A Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest rates. Should interest rates move unexpectedly, a Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

     E OPTIONS ON FINANCIAL FUTURES CONTRACTS -- Upon the purchase of a put option on a financial futures contract by a Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, a Portfolio will realize a loss in the amount of the cost of the option. When a Portfolio enters into a closing sale transaction, a Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When a Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing put options is limited to the premium originally paid.

     F WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS -- The Portfolios may engage in when-issued and delayed delivery transactions. The Portfolios record when-issued securities on trade date and maintain security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on settlement date.

     G INTEREST RATE SWAPS -- A Portfolio may enter into interest rate swap agreements to enhance return, to hedge against fluctuations in securities prices or interest rates or as substitution for the purchase or sale of securities. Pursuant to these agreements, the Portfolio makes semi-annual payments at a fixed interest rate. In exchange, a Portfolio receives payments based on the interest rate of a benchmark industry index. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. However, the Portfolio does not anticipate non-performance by the counterparty. Risk may also arise from the unanticipated movements in value of interest rates.

     H LEGAL FEES -- Legal fees and other related expenses incurred as part of negotiations of the terms and requirements of capital infusions, or that are expected to result in the restructuring of or a plan of reorganization for an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

     I EXPENSE REDUCTION -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolios. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances each Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolios' custodian fees are reported as a reduction of total expenses in the Statements of Operations.

     J USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

     K INDEMNIFICATIONS -- Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

     L OTHER -- Investment transactions are accounted for on a trade date basis. Realized gains and losses are computed based on the specific identification of the securities sold.

2    INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

     The investment adviser fee is earned by Boston Management and Research
     (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities). For the year ended January 31, 2004, each Portfolio incurred advisory fees as follows:

     PORTFOLIO                                               AMOUNT    EFFECTIVE RATE*
     -----------------------------------------------------------------------------------
     Florida Insured                                       $ 107,252             0.25%
     Hawaii                                                   28,342             0.15%
     Kansas                                                   39,787             0.17%

     * As a percentage of average daily net assets.

     Except as to Trustees of the Portfolios who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolios out of such investment adviser fee. Trustees of the Portfolios that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended January 31, 2004, no significant amounts have been deferred.

     Certain officers and Trustees of the Portfolios are officers of the above organizations.

     During the year ended January 31, 2004, certain Portfolios engaged in purchase and sale transactions with other Portfolios that also utilize BMR as an investment adviser. These purchase and sale transactions complied with Rule 17a-7 under the Investment Company Act of 1940 and amounted to:

     PORTFOLIO                                                           PURCHASES       SALES
     ---------------------------------------------------------------------------------------------
     Florida Insured                                                   $  1,191,583             --
     Hawaii                                                                 223,897             --
     Kansas                                                                 816,053   $    507,980

3    INVESTMENTS

     Purchases and sales of investments, other than U.S. Government securities, put option transactions and short- term obligations, for the year ended January31, 2004, were as follows:

     FLORIDA INSURED

     Purchases                                                         $ 16,959,873
     Sales                                                                7,769,608

     HAWAII

     Purchases                                                         $  2,302,601
     Sales                                                                  676,548

     KANSAS

     Purchases                                                         $  5,622,957
     Sales                                                                4,618,314

4    FEDERAL INCOME TAX BASIS OF UNREALIZED APPRECIATION (DEPRECIATION)

     The cost and unrealized appreciation (depreciation) in value of the investments owned by each Portfolio at January 31, 2004, as computed on a federal income tax basis, are as follows:

     FLORIDA INSURED

     AGGREGATE COST                                                   $     43,986,994
     ---------------------------------------------------------------------------------
     Gross unrealized appreciation                                    $      3,032,549
     Gross unrealized depreciation                                             (13,900)
     ---------------------------------------------------------------------------------
     NET UNREALIZED APPRECIATION                                      $      3,018,649
     ---------------------------------------------------------------------------------

     HAWAII

     AGGREGATE COST                                                   $     17,813,754
     ---------------------------------------------------------------------------------
     Gross unrealized appreciation                                    $      1,670,113
     Gross unrealized depreciation                                             (26,346)
     ---------------------------------------------------------------------------------
     NET UNREALIZED APPRECIATION                                      $      1,643,767
     ---------------------------------------------------------------------------------

     KANSAS

     AGGREGATE COST                                                   $     21,539,563
     ---------------------------------------------------------------------------------
     Gross unrealized appreciation                                    $      1,473,303
     Gross unrealized depreciation                                             (17,178)
     ---------------------------------------------------------------------------------
     NET UNREALIZED APPRECIATION                                      $      1,456,125
     ---------------------------------------------------------------------------------

5    LINE OF CREDIT

     The Portfolios participate with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. The Portfolios may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolios did not have any significant borrowings or allocated fees during the year ended January 31, 2004.

6   FINANCIAL INSTRUMENTS

     The Portfolios regularly trade in financial instruments with off-balance sheet risk in the normal course of their investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts and interest rate swaps and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

     A summary of obligations under these financial instruments at January 31, 2004 is as follows:

     Futures Contracts

                       EXPIRATION                                      NET UNREALIZED
     PORTFOLIO         DATE        CONTRACTS               POSITION     DEPRECIATION
     --------------------------------------------------------------------------------
     Florida Insured   3/04        74 U.S. Treasury Bond   Short        $ (190,818)

     Hawaii            3/04        27 U.S. Treasury Bond   Short           (39,932)

     Kansas            3/04        55 U.S. Treasury Bond   Short           (66,046)

                       3/04        10 U.S. Treasury Note   Short           (13,467)

     At January 31, 2004, the Portfolios had sufficient cash and/or securities to cover margin requirements on open futures contracts.

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2004

INDEPENDENT AUDITORS' REPORT

To the Trustees and Investors of Florida Insured Municipals Portfolio, Hawaii Municipals Portfolio and Kansas Municipals Portfolio: We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Florida Insured Municipals Portfolio, Hawaii Municipals Portfolio and Kansas Municipals Portfolio as of January 31, 2004, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the supplementary data for each of the five years in the period then ended. These financial statements and supplementary data are the responsibility of each Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities held as of January 31, 2004 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and supplementary data referred to above present fairly, in all material respects, the financial position of Florida Insured Municipals Portfolio, Hawaii Municipals Portfolio and Kansas Municipals Portfolio as of January 31, 2004, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their supplementary data for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
March 18, 2004

EATON VANCE MUNICIPALS FUNDS

MANAGEMENT AND ORGANIZATION

FUND MANAGEMENT. The Trustees of Eaton Vance Municipals Trust II (the Trust), Florida Insured Municipals Portfolio (Florida Insured Portfolio), Hawaii Municipals Portfolio (Hawaii Portfolio) and Kansas Municipals Portfolio (Kansas Portfolio) are responsible for the overall management and supervision of the Trust's and Portfolios' affairs. The Trustees and officers of the Trust and the Portfolios are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolios hold indefinite terms of office. The "noninterested Trustees" consist of those Trustees who are not "interested persons" of the Trust and the Portfolios, as that term is defined under the 1940 Act. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used below, "EVC" refers to Eaton Vance Corp., "EV" refers to Eaton Vance, Inc., "EVM" refers to Eaton Vance Management, "BMR" refers to Boston Management and Research and "EVD" refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Trust's principal underwriter, the Portfolios' placement agent and a wholly-owned subsidiary of EVM.

                        POSITION(S)          TERM OF                                       NUMBER OF PORTFOLIOS
                         WITH THE          OFFICE AND                                         IN FUND COMPLEX
     NAME AND            TRUST AND          LENGTH OF         PRINCIPAL OCCUPATION(S)           OVERSEEN BY     OTHER DIRECTORSHIPS
  DATE OF BIRTH       THE PORTFOLIOS         SERVICE          DURING PAST FIVE YEARS             TRUSTEE(1)            HELD
-----------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE(S)

Jessica M. Bibliowicz     Trustee           Since 1998      Since 1998 Chairman, President          193         Director of National
11/28/59                                                    and Chief Executive Officer of                       Financial Partners
                                                            National Financial Partners
                                                            (financial services company)
                                                            (since April 1999). President
                                                            and Chief Operating Officer of
                                                            John A. Levin & Co. (registered
                                                            investment adviser) (July 1997
                                                            to April 1999) and a Director
                                                            of Baker, Fentress & Company,
                                                            which owns John A. Levin & Co.
                                                            (July 1997 to April 1999).
                                                            Ms. Bibliowicz is an interested
                                                            person because of her
                                                            affiliation with a brokerage
                                                            firm.

James B. Hawkes       Trustee and Vice   Trustee and Vice   Chairman, President and Chief           196           Director of EVC
11/9/41                  President       President of the   Executive Officer of BMR, EVC,
                                          Trust, Florida    EVM and EV; Director of EV;
                                         Insured Portfolio  Vice President and Director of
                                       and Kansas Portfolio EVD. Trustee and/or officer of
                                          since 1993; of    196 registered investment
                                         Hawaii Portfolio   companies in the Eaton Vance
                                            since 1992      Fund Complex. Mr.Hawkes is an
                                                            interested person because of
                                                            his positions with BMR, EVM,
                                                            EVC and EV, which are
                                                            affiliates of the Trust
                                                            and the Portfolios.

NONINTERESTED
TRUSTEE(S)

Samuel L. Hayes, III    Trustee           Trustee of the    Jacob H. Schiff Professor of            196         Director of Tiffany
2/23/35                                   Trust, Florida    Investment Banking Emeritus,                           & Co. (specialty
                                         Insured Portfolio  Harvard University Graduate                             retailer) and
                                       and Kansas Portfolio School of Business                                      Telect, Inc.
                                          since 1993; of    Administration.                                      (telecommunication
                                         Hawaii Portfolio                                                         services company)
                                            since 1992

William H. Park         Trustee             Since 2003      President and Chief Executive           193                None
9/19/47                                                     Officer, Prizm Capital
                                                            Management, LLC (investment
                                                            management firm) (since 2002).
                                                            Executive Vice President and
                                                            Chief Financial Officer,
                                                            United Asset Management
                                                            Corporation (a holding company
                                                            owning institutional
                                                            investment management firms)
                                                            (1982-2001).

Ronald A. Pearlman      Trustee             Since 2003      Professor of Law, Georgetown            193                None
7/10/40                                                     University Law Center (since
                                                            1999). Tax Partner, Covington &
                                                            Burling, Washington, DC
                                                            (1991-2000).

                        POSITION(S)          TERM OF                                       NUMBER OF PORTFOLIOS
                         WITH THE          OFFICE AND                                         IN FUND COMPLEX
     NAME AND            TRUST AND          LENGTH OF         PRINCIPAL OCCUPATION(S)           OVERSEEN BY     OTHER DIRECTORSHIPS
  DATE OF BIRTH       THE PORTFOLIOS         SERVICE          DURING PAST FIVE YEARS             TRUSTEE(1)            HELD
-----------------------------------------------------------------------------------------------------------------------------------
NONINTERESTED
TRUSTEE(S)
(CONTINUED)

Norton H. Reamer        Trustee           Trustee of the    President, Chief Executive              196                None
9/21/35                                   Trust, Florida    Officer and a Director of
                                         Insured Portfolio  Asset Management Finance Corp.
                                       and Kansas Portfolio (a specialty finance company
                                          since 1993; of    serving the investment
                                         Hawaii Portfolio   management industry) (since
                                            since 1992      October 2003). President,
                                                            Unicorn Corporation (an
                                                            investment and financial
                                                            advisory services company)
                                                            (since September 2000).
                                                            Formerly, Chairman, Hellman,
                                                            Jordan Management Co., Inc.
                                                            (an investment management
                                                            company) (2000-2003).
                                                            Formerly, Advisory Director of
                                                            Berkshire Capital Corporation
                                                            (investment banking firm)
                                                            (2002-2003). Formerly,
                                                            Chairman of the Board, United
                                                            Asset Management Corporation
                                                            (a holding company owning
                                                            institutional investment
                                                            management firms) and
                                                            Chairman, President and
                                                            Director, UAM Funds (mutual
                                                            funds) (1980-2000).

Lynn A. Stout           Trustee           Since 1998        Professor of Law, University            196                None
9/14/57                                                     of California at Los Angeles
                                                            School of Law (since
                                                            July 2001). Formerly, Professor
                                                            of Law, Georgetown University
                                                            Law Center.

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

                       POSITION(S)                  TERM OF
                        WITH THE                  OFFICE AND
     NAME AND          TRUST AND                   LENGTH OF                     PRINCIPAL OCCUPATION(S)
   DATE OF BIRTH     THE PORTFOLIOS                 SERVICE                      DURING PAST FIVE YEARS
--------------------------------------------------------------------------------------------------------------------
Cynthia J. Clemson  Vice President of              Since 1998                 Vice President of EVM and BMR.
3/2/63              Florida Insured                                           Officer of 20 registered investment
                    Portfolio                                                 companies managed by EVM or BMR.

Thomas J. Fetter    President              President of the Trust, Florida    Vice President of EVM and BMR.
8/20/43                                     Insured Portfolio and Kansas      Officer of 127 registered
                                              Portfolio since 1993; of        investment companies managed by EVM
                                             Hawaii Portfolio since 1992      or BMR.

Robert B. MacIntosh Vice President           Vice President of the Trust,     Vice President of EVM and BMR.
1/22/57                                     Florida Insured Portfolio and     Officer of 127 registered
                                             Kansas Portfolio since 1993;     investment companies managed by EVM
                                             of Hawaii Portfolio since        or BMR.
                                                        1992

Thomas M. Metzold   Vice President of                 Since 2000              Vice President of EVM and BMR.
8/3/58              Kansas Portfolio                                          Officer of 7 registered investment
                                                                              companies managed by EVM or BMR.

Alan R. Dynner      Secretary                         Since 1997              Vice President, Secretary and Chief
10/10/40                                                                      Legal Officer of BMR, EVM, EVD, EV
                                                                              and EVC. Officer of 196 registered
                                                                              investment companies managed by EVM
                                                                              or BMR.

Kristin S. Anagnost Treasurer of the                 Since 2002(2)            Assistant Vice President of EVM and
6/12/65             Portfolios                                                BMR. Officer of 109 registered
                                                                              investment companies managed by EVM
                                                                              or BMR.

James L. O'Connor   Treasurer of the Trust            Since 1993              Vice President of BMR, EVM and EVD.
4/1/45                                                                        Officer of 117 registered investment
                                                                              companies managed by EVM or BMR.

(1)  Includes both master and feeder funds in a master-feeder structure.

(2)  Prior to 2002, Ms. Anagnost served as Assistant Treasurer since 1998.

The SAI for the Funds includes additional information about the Trustees and officers of the Funds and the Portfolios and can be obtained without charge by calling 1-800-225-6265.

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (a fixed income investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a)-(d)

The following table presents aggregate fees billed to the registrant for the fiscal years ended January 31, 2003, and 2004 by the registrant's principal accountant for professional services rendered for the audit of the registrant's annual financial statements and fees billed for other services rendered by the principal accountant during those periods.

YEARS ENDED                                      1/31/04          1/31/03
---------------------------------------------------------------------------
Audit Fees                                      $  15,841        $   13,514

Audit-Related Fees(1)                           $       0        $        0

Tax Fees(2)                                     $   4,000        $    3,800

All Other Fees(3)                               $       0        $        0
                                                ---------------------------

Total                                           $  19,841        $   17,314
                                                ===========================

(1) Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under the category of audit fees.

(2) Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.

(3) All other fees consist of the aggregate fees billed for products and services provided by the registrant's principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant's audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant's principal accountant (the "Pre-Approval Policies"). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies
(i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant's audit committee at least annually. The registrant's audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant's principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant's audit committee pursuant to the "de minimis exception" set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by the registrant's principal accountant for the last two fiscal years of the registrant; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to Eaton Vance Corp. by the registrant's principal accountant for the last two fiscal years of the registrant.

YEARS ENDED                                       1/31/03         1/31/04
---------------------------------------------------------------------------
Registrant                                      $    3,800       $    4,000

Eaton Vance Corp.(1)                            $  331,017       $  458,858

(1) The investment adviser to the registrant, as well as any of its affiliates that provide ongoing services to the registrant, are subsidiaries of Eaton Vance Corp.

(h) The registrant's audit committee has considered whether the provision by the registrant's principal accountant of non-audit services to the registrant's investment adviser and any entity controlling,

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controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

(a)(1)      Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)   Treasurer's Section 302 certification.
(a)(2)(ii)  President's Section 302 certification.
(b)         Combined Section 906 certification.

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                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HAWAII MUNICIPALS PORTFOLIO


By:   /S/ Thomas J. Fetter
      ---------------------------
      Thomas J. Fetter
      President


Date: March 18, 2004
      --------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /S/ Kristin S. Anagnost
      ---------------------------
      Kristin S. Anagnost
      Treasurer


Date: March 18, 2004
      --------------


By:   /S/ Thomas J. Fetter
      ---------------------------
      Thomas J. Fetter
      President

Date: March 18, 2004
      --------------